Related party transactions - Balances (Details) - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016 [1]
Balances with related parties
Amounts due from related parties		$ 5,281			$ 15,470
Amounts due to related parties		2,022	$ 9,892	[1]	$ 5,930
Loans due to related parties			45,000
Cool Pool
Balances with related parties
Amounts due from related parties	[2]	5,281
GasLog LNG Services
Balances with related parties
Amounts due to related parties	[3]	1,368	4,916
GasLog Ltd.
Balances with related parties
Amounts due to related parties	[4]	$ 654	230
Loans due to related parties			45,000
GasLog Carriers
Balances with related parties
Amounts due to related parties	[5]		$ 4,746

[1]	Restated so as to reflect the historical financial statements of GAS-fourteen Ltd. and GAS-twenty seven Ltd. acquired on April 26, 2018 and November 14, 2018, respectively, from GasLog Ltd. ("GasLog") (Note 1).
[2]	As of December 31, 2018, the balance due from the Cool Pool comprises outstanding pool distributions (Note 8).
[3]	The balance as of December 31, 2017 represents mainly payments made by GasLog LNG Services on behalf of the Partnership.
[4]	The balances represent payments made by GasLog on behalf of the Partnership.
[5]	As of December 31, 2017, the balance due to GasLog Carriers, the parent company of GAS-fourteen Ltd. and GAS-twenty seven Ltd., prior to their acquisitions by the Partnership on April 26, 2018 and November 14, 2018, respectively, represented mainly amounts paid directly by GasLog Carriers on behalf of GAS-fourteen Ltd. and GAS-twenty seven Ltd., covering expenses during the construction period. As of December 31, 2018, the outstanding balance had been fully settled.